Share Capital - Details of Warrants and Finder's Warrants Outstanding (Parenthetical) (Details)	3 Months Ended
Jul. 31, 2026 $ / shares
Finder's Warrants | Range One
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 1